Other Current and Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Current and Non-current Assets
Schedule of other current and non current assets

Other current and non-current assets consisted of the following (in thousands of US$):

	As of	As of
Other Current Assets	December 31, 2025	December 31, 2024
Marketable securities	$120,244	$60,850
Straight-lining of revenue	24,828	22,170
Claims receivable	9,978	14,387
Other current assets	16,087	16,243
Total other current assets	$171,137	$113,650

Straight-lining of revenue	$30,144	$47,423
Other non-current assets	12,161	10,358
Total other non-current assets	$42,305	$57,781